UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        02/15/2013
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      214395
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102     5431   198295 SH       SOLE                   198295
Allstate Corporation            COM             020002101     6937   172697 SH       SOLE                   172697
Amgen                           COM             031162100     7198    83504 SH       SOLE                    83504
BOEING CO                       COM             097023105     7115    94407 SH       SOLE                    94407
BIOGEN IDEC INC                 COM             09062X103     6981    47696 SH       SOLE                    47696
Bemis Co                        COM             081437105     7373   220355 SH       SOLE                   220355
Cardinal Health                 COM             14149Y108     6921   168074 SH       SOLE                   168074
COMCAST CORP NEW                COM             20030N101     8216   219925 SH       SOLE                   219925
Costco Wholesale Corp           COM             22160K105     7430    75252 SH       SOLE                    75252
CVS CAREMARK                    COM             126650100     7226   149450 SH       SOLE                   149450
Discover Financial Svcs         COM             254709108     7749   201014 SH       SOLE                   201014
Walt Disney Company             COM             254687106     6324   127010 SH       SOLE                   127010
EBAY                            COM             278642103     7856   154038 SH       SOLE                   154038
Ecolab                          COM             278865100     7239   100686 SH       SOLE                   100686
Expedia                         COM             30212P303     8695   141514 SH       SOLE                   141514
General Dynamics                COM             369550108     6174    89124 SH       SOLE                    89124
Home Depot                      COM             437076102     7865   127167 SH       SOLE                   127167
Johnson Controls                COM             478366107     5910   192701 SH       SOLE                   192701
Lennar Corporation              COM             526057104     6158   159245 SH       SOLE                   159245
Masco Corp                      COM             574599106     8417   505232 SH       SOLE                   505232
MONSANTO CO NEW                 COM             61166W101     5144    79572 SH       SOLE                    79572
Marathon Petroleum              COM             56585A102     9265   147065 SH       SOLE                   147065
Merck & Co.                     COM             58933Y105     7033   171789 SH       SOLE                   171789
Regions Financial Corp          COM             7591EP100     6632   930091 SH       SOLE                   930091
Sysco Corp                      COM             871829107     7481   236306 SH       SOLE                   236306
Target Corp                     COM             87612E106     7069   119462 SH       SOLE                   119462
Visa                            COM             92826C839     8229    54287 SH       SOLE                    54287
Walgreen                        COM             931422109     7515   203040 SH       SOLE                   203040
WAL MART STORES INC             COM             931142103     6509    95405 SH       SOLE                    95405
WATSON PHARMACEUTICALS          COM             942683103     6303    73295 SH       SOLE                    73295